Rule 497(k)
File No. 333-184918

First Trust Exchange-Traded Fund VII

(the “Trust”)

First Trust Global Tactical Commodity Strategy Fund

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information

July 31, 2026

The Board of Trustees of the Trust, on behalf of the Fund, approved a change to the Fund’s fiscal year-end from December 31 to September 30, effective starting on or about July 31, 2026.

The Fund’s investment objective, strategies, risks, and all other policies will remain unchanged.

Please Keep this Supplement for Future Reference